Other Financial Liabilities (Details) - Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model - Black Scholes Model [Member]	Mar. 31, 2023	Nov. 09, 2022
Current Stock Price [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	0.94	0.95
Strike Price [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	0.94	0.95
Time to Maturity [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	4.66	5
Dividend Yield [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs
Historical Volatility [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	1.87	1.85
Risk Free interest Rate [Member]
Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model [Line Items]
Warrants Liability Measurements Inputs	4.42	4